Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of revenue by source generated from services
	2022	2021
Epigenetic biomarker services	$400	$-
Epigenetic biomarker royalties	83	85
Life insurance commissions	28	35
Total revenue	$511	$120